Document And Entity Information	Jan. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2025
Entity Registrant Name	Grayscale Bitcoin Cash Trust (BCH)
Entity Central Index Key	0001732409
Entity Emerging Growth Company	true
Securities Act File Number	000-56308
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-6867376
Entity Address, Address Line One	c/o Grayscale Operating, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(g) Security	Grayscale Bitcoin Cash Trust (BCH) Shares
Trading Symbol	BCHG